UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Global Total Return Fund, Inc.

Portfolio of Investments as of March 31, 2005 (Unaudited)

	Principal Amount (000)	Description	US$ Value
LONG-TERM INVESTMENTS 98.3%
Australia 0.9%
AUD	2,240	Australian Government,
		6.25%, 4/15/15	$1,805,163

Canada 1.3%
CAD		Canadian Government Bonds,
	855	5.75%, 6/1/33	819,873
	1,900	5.00%, 6/1/14	1,651,525

			2,471,398

Eurobonds 38.0%
EUR	910	Bank of America Corp.,
		3.625%, 3/3/08	1,203,796
	985	Citigroup, Inc.,
		4.625%, 11/14/07	1,334,392
		French Government Bonds,
	4,485	4.00%, 4/25/14	6,006,017
	2,810	8.50%, 4/25/23	5,760,779
	5,420	0.00%, 10/25/32	2,199,249
	700	General Motors Accept Corp.,
		6.125%, 3/15/07	897,348
		German Government Bonds,
	7,485	2.75%, 6/23/06	9,750,917
	2,310	2.50%, 9/22/06	2,998,940
	1,655	4.00%, 2/16/07	2,203,685
	1,655	5.00%, 7/4/12	2,368,497
	6,940	4.25%, 7/4/14	9,466,996
	6,140	3.75%, 1/4/15	8,042,062
	390	ING Verzekeringen NV,
		6.375%, 5/7/27	604,202
		Italian Government Bonds,
	4,040	5.50%, 11/1/10	5,857,645
	1,715	6.00%, 5/1/31	2,830,077
	300	Mexican Government Bonds, M.T.N.,
		5.50%, 2/17/20	389,474
	1,445	Netherland Government Bonds,
		5.00%, 7/15/11	2,056,724
	350	Olivetti Finance NV, M.T.N.,
		6.575%, 7/30/09	508,432
		Spanish Government Bonds,
	4,785	5.35%, 10/31/11	6,951,253
	560	5.75%, 7/30/32	917,573

			72,348,058

Hungary 2.8%
		Hungary Government Bond,
HUF	369,710	7.00%, 4/12/06	1,929,629
	624,870	8.25%, 10/12/09	3,391,505

			5,321,134

Japan 16.5%
		Japanese Government Bonds,
JPY	580,450	0.60%, 3/20/09	5,457,167
	80,850	1.80%, 3/22/10	801,247

Dryden Global Total Return Fund, Inc.

Portfolio of Investments as of March 31, 2005 (Unaudited) Cont’d.

	Principal Amount (000)	Description	US$ Value
	579,450	1.60%, 3/21/11	5,691,774
	1,075,200	1.30%, 3/20/14	10,116,285
	545,550	1.90%, 12/20/23	5,109,290
	133,350	2.10%, 9/20/24	1,275,327
	357,050	1.70%, 6/20/33	2,940,143

			31,391,233

Mexico 3.1%
		United Mexican States,
MXN	24,290	8.00%, 12/23/10	1,972,553
	47,140	10.00%, 12/5/24	3,915,938

			5,888,491

New Zealand 2.5%
NZD	500	General Electric Capital Corp.,
		6.625%, 2/4/10	350,458
	6,105	New Zealand Government Bonds,
		7.00%, 7/15/09	4,452,182

			4,802,640

Poland 4.0%
PLN	23,685	Poland Government Bond,
		6.00%, 5/24/09	7,652,637

Sweden 1.1%
SEK	13,230	Swedish Government Bonds,
		5.00%, 1/28/09	2,006,326

United Kingdom 6.0%
GBP	780	Deutsche Telecom International Finance BV,
		7.625%, 6/15/05	1,481,005
	410	International Nederland Bank NV, M.T.N.,
		7.00%, 10/5/10	837,900
	275	Tyco International Group SA,
		6.50%, 11/21/11	543,067
		United Kingdom Treasury Bonds,
	200	4.25%, 3/7/36	359,216
	4,215	5.00%, 9/7/14	8,152,473

			11,373,661

United States 22.1%
Corporate Bonds 4.7%
USD	115	Alcan, Inc.,
		5.20%, 1/15/14	115,796
	300	AT&T Wireless Services., Inc.,
		8.125%, 5/1/12	350,468
	135	Bellsouth Corp.,
		6.55%, 6/15/34	144,455
		Computer Associates, Inc.,
	650	6.50%, 4/15/08	681,032
	500	4.75%, 12/1/09, 144A	490,156
	300	CVS Corp.,
		4.00%, 9/15/09	292,714
	300	Enterprise Products Operating, L.P.,
		5.60%, 10/15/14	296,079

Dryden Global Total Return Fund, Inc.

Portfolio of Investments as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	US$ Value
240	Everest Reinsurance Holdings,
	5.40%, 10/15/14	236,445
695	Fideicomiso Petacalco, 144A,
	10.16%, 12/23/09	767,975
240	First Data Corp.,
	4.85%, 10/1/14	234,378
550	Huntsman International, LLC,
	9.875%, 3/1/09	594,000
200	ITT Corp.,
	Debenture,
	7.375%, 11/15/15	215,000
500	Lyondell Chemical Co.,
	9.50%, 12/15/08	535,000
150	Motorola, Inc.,
	7.50%, 5/15/25	171,923
240	News America, Inc., 144A,
	5.30%, 12/15/14	235,105
400	Nexen, Inc.,
	5.875%, 3/10/35	382,592
500	Nextel Communications, Inc.,
	5.95%, 3/15/14	497,500
360	Nissan Motor Acceptance Corp., 144A,
	4.625%, 3/8/10	354,928
150	Pacific Gas & Electric Co.,
	6.05%, 3/1/34	154,022
500	Royal Caribbean Cruises Ltd.,
	6.875%, 12/1/13	521,250
500	RPM International, Inc., 144A,
	4.45%, 10/15/09	487,983
200	SBC Communications, Inc.,
	6.45%, 6/15/34	208,180
140	Sprint Capital Corp.,
	8.75%, 3/15/32	181,631
155	Tate & Lyle International Finance PLC, 144A,
	5.00%, 11/15/14	151,570
250	Telecom Italia Capital, 144A,
	4.95%, 9/30/14	239,477
30	Telefonica Europe BV,
	7.75%, 9/15/10	34,032
250	Wellpoint, Inc., 144A,
	5.00%, 12/15/14	245,277
125	Westvaco Corp.,
	7.95%, 2/15/31	156,225

		8,975,193

Emerging Market Bonds 0.8%
260	Empresa Nacional de Electricidad SA (Chile),
	8.35%, 8/1/13	291,464
430	Kazkommerts Intl. Bv, 144A,
	7.875%, 4/7/14	418,175
220	Korea Exchange Bank, 144A,
	13.75%, 6/30/10	225,236
190	Pemex Project Funding Master Trust, 144A,
	9.25%, 3/30/18	228,000
400	United Overseas Bank, Ltd., 144A,
	5.375%, 9/3/19	395,015

Dryden Global Total Return Fund, Inc.

Portfolio of Investments as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	US$ Value
		1,557,890

Sovereign Bonds 1.0%
1,045	Federal Republic of Brazil,
	9.25%, 10/22/10	1,097,250
500	Federal Republic of Italy,
	4.50%, 1/21/15	486,983
210	Federal Republic of Russia, 144A,
	10.00%, 6/26/07	230,853

		1,815,086

United States Government Obligations 15.6%
1,925	United States Treasury Bonds,
	5.375%, 2/15/31	2,098,025
	United States Treasury Notes,
5,281	3.125%, 10/15/08, (a)	5,122,776
9,780	2.625%, 3/15/09	9,266,550
10,446	4.00%, 3/15/10	10,364,396
2,918	4.00%, 2/15/15	2,803,559

		29,655,306

		42,003,475

	Total long-term investments (cost US$180,105,570)	187,064,216

Shares
SHORT-TERM INVESTMENT 3.1%
Mutual Fund
5,852,162	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,852,162)
		5,852,162

	Total Investments 101.4% (cost $ 185,957,732(c))	192,916,378
	Liabilities in excess of other assets (b) (1.4%)	(2,590,430)

	Net Assets 100%	$190,325,948

1981 Global Total Return Fund

Portfolio securities are classified according to the security’s currency denomination.

AUD – Australian Dollar.

CAD – Canadian dollar.

EUR – Euro.

GBP – Pound Sterling.

HUF – Hungarian Forint.

JPY – Japanese Yen.

MTN – Medium Term Note.

MXN – Mexican Peso.

NZD – New Zealand Dollar.

PLN – Polish Zloty.

SEK – Swedish Krone.

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Pledged as initial margin on financial futures contracts.

(b)	Includes net unrealized appreciation/depreciation on futures and foreign currency contracts.

Open futures contracts as of March 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
5	Eurodollar	Sep 07	$1,190,327	$1,190,375	$48
11	Eurodollar	Sep 06	2,623,944	2,624,050	106
5	Eurodollar	Jun 07	1,190,817	1,190,938	121
42	U.S. Treasury Bonds	Jun 05	4,677,352	4,677,750	398

					673

	Short Positions:
42	10-yr German Gov’t Bonds	Jun 05	6,099,899	6,129,920	(30,021)
122	U.S. Treasury 10-yr Notes	Jun 05	13,484,005	13,330,406	153,599
60	U.S. Treasury 5-yr Notes	Jun 05	6,394,616	6,425,625	(31,009)
94	U.S. Treasury 2-yr Notes	Jun 05	19,508,070	19,447,719	60,351
					152,920

					$153,593

Outstanding forward foreign currency contract as of March 31, 2005 was as follows:

Foreign Currency Purchase Contracts	Current Value	Value at Settlement Date Payable	Unrealized Appreciation	Unrealized Depreciation
Australian Dollars,
Expiring 4/8/05	$3,490,745	$3,555,341	$—	$(64,596)
Expiring 4/8/05	9,851,563	9,980,000	—	(128,437)
Expiring 4/8/05	790,547	807,306	—	(16,759)
Canadian Dollars,
Expiring 4/15/05	2,100,441	2,104,386	—	(3,945)
Danish Krones,
Expiring 4/18/05	1,949,888	2,025,800	—	(75,912)
Euros,
Expiring 4/14/05	11,537,931	11,985,000	—	(447,069)
Expiring 4/14/05	141,391	143,541	—	(2,150)
Expiring 4/14/05	9,719,282	9,690,000	29,282	—
Expiring 4/14/05	8,412,571	8,403,964	8,607	—
Expiring 4/14/05	9,634,307	9,723,642	—	(89,335)
Japanese Yen,
Expiring 4/14/05	30,046,831	31,017,782	—	(970,951)
Expiring 4/14/05	8,861,737	8,857,700	4,037	—
Expiring 4/14/05	129,640	129,364	276	—
Mexican Pesos,
Expiring 4/11/05	1,564,521	1,586,922	—	(22,401)
Expiring 4/11/05	2,030,719	2,025,300	5,419	—
Norwegian Krone,
Expiring 4/6/05	626,822	634,401	—	(7,579)
New Zealand Dollars,
Expiring 4/8/05	1,325,129	1,345,502	—	(20,373)
Polish Zloty,
Expiring 4/4/05	5,764,007	5,743,109	20,898	—
Expiring 4/6/05	926,386	969,532	—	(43,146)
Pound Sterling,
Expiring 4/14/05	261,534	266,363	—	(4,829)
Expiring 4/14/05	432,914	440,861	—	(7,947)
Swiss Francs,
Expiring 4/20/05	1,273,488	1,324,526	—	(51,038)

	$110,872,394	$112,760,342	$68,519	$(1,956,467)

Foreign Currency Sale Contracts	Current Value	Value at Settlement Date Receivable	Unrealized Appreciation	Unrealized Depreciation
Australian Dollars,
Expiring 4/8/05	$2,963,418	$3,033,230	$69,812	$—
Expiring 4/8/05	1,592,829	1,642,074	49,245	—
Expiring 4/8/05	9,765,398	10,010,000	244,602	—
Expiring 4/8/05	1,056,627	1,056,876	249	—
Canadian Dollars,
Expiring 4/15/05	820,025	816,359	—	(3,666)
Euros,
Expiring 4/14/05	4,540,795	4,709,142	168,347	—
Expiring 4/14/05	937,173	971,549	34,376	—
Expiring 4/14/05	12,319,069	12,690,000	370,931	—
Expiring 4/14/05	3,605,912	3,738,070	132,158	—
Expiring 4/14/05	5,916,980	6,000,000	83,020	—
Expiring 4/14/05	6,774,205	6,790,000	15,795	—
Expiring 4/14/05	5,747,582	5,746,089	—	(1,493)
Japanese Yen,
Expiring 4/14/05	637,870	653,766	15,896	—
Expiring 4/14/05	9,608,814	9,723,642	114,828	—
Expiring 4/14/05	2,601,624	2,642,761	41,137	—
Expiring 4/14/05	1,499,633	1,500,000	367	—
Mexican Peso,
Expiring 4/11/05	1,564,520	1,580,649	16,129	—
Expiring 4/11/05	6,237,529	6,195,000	—	(42,529)
Expiring 4/11/05	4,871,893	4,810,000	—	(61,893)
New Zealand Dollar,
Expiring 4/8/05	3,011,008	3,066,850	55,842	—
Expiring 4/8/05	3,185,926	3,179,561	—	(6,365)
Polish Zloty,
Expiring 4/6/05	111,202	111,100	—	(102)
Pound Sterling,
Expiring 4/14/05	2,445,803	2,490,961	45,158	—
Expiring 4/14/05	128,138	128,100	—	(38)
Swedish Krona,
Expiring 4/18/05	290,240	303,916	13,676	—

	$92,234,213	$93,589,695	$1,471,568	$(116,086)

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$186,479,222	$8,302,328	$1,865,172	$6,437,156

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	May 26, 2005

*	Print the name and title of each signing officer under his or her signature.